Cover	6 Months Ended
Jun. 30, 2026
Entity Addresses [Line Items]
Document Type	POS AM
Amendment Flag	true
Amendment Description	This Post-Effective Amendment No. 1 (this “Post-Effective Amendment”) to the Registration Statement on Form S-1 (File No. 333-292590) (the “Registration Statement”), originally filed by Silvia, Inc. (the “Company”) with the U.S. Securities and Exchange Commission (the “SEC”) on January 6, 2026 and declared effective on January 20, 2026, is being filed to include in the Registration Statement the information contained in the Company’s Annual Report on Form 10-K for the fiscal year ended December 31, 2025, filed with the SEC on February 18, 2026, including the audited consolidated financial statements contained therein; the information contained in the Company’s Quarterly Reports on Form 10-Q for the quarterly periods ended March 31, 2026 and June 30, 2026, filed with the SEC on May 14, 2026 and August 13, 2026, including the unaudited condensed consolidated financial statements contained therein; and other material developments since the date of the prospectus dated January 23, 2026, and to update certain other information in the Registration Statement. The prospectus contained in this Post-Effective Amendment amends and restates in its entirety the prospectus dated January 23, 2026 filed by the Company with the SEC pursuant to Rule 424(b)(3) on January 23, 2026. The prospectus contained in this Post-Effective Amendment is a complete prospectus and does not rely on incorporation by reference of the Company’s reports filed under the Securities Exchange Act of 1934, as amended. No additional securities are being registered under this Post-Effective Amendment, and this Post-Effective Amendment is not being filed pursuant to Rule 462(c) or Rule 462(d) under the Securities Act of 1933. The Registration Statement registers 34,411,715 shares of common stock, par value $0.001 per share (“Common Stock”), consisting of 13,900,000 shares offered for resale by certain selling securityholders named in the prospectus (each, a “Selling Securityholder” and, collectively, the “Selling Securityholders”), 7,659,237 shares issuable upon conversion of purchased convertible notes issued by the Company (the “Convertible Notes”) and offered for resale by the Selling Securityholders, and 12,852,478 shares issuable by the Company upon exercise of warrants to purchase Common Stock (the “Warrants”). All registration fees payable in respect of the registered securities were paid at the time of the original filing of the Registration Statement.
Entity Registrant Name	Silvia, Inc.
Entity Central Index Key	0002076163
Entity Tax Identification Number	39-2767031
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	600 Lexington Avenue
Entity Address, Address Line Two	Floor 2
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
City Area Code	(305)
Local Phone Number	938-0912
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	600 Lexington Avenue
Entity Address, Address Line Two	Floor 2
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
City Area Code	(305)
Local Phone Number	938-0912
Contact Personnel Name	Anthony Pompliano